Fees Summary	Oct. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,334,000
Previously Paid Amount	0.00
Total Fee Amount	510.44
Total Offset Amount	0.00
Net Fee	510.44
Narrative - Max Aggregate Offering Price	$ 3,334,000
Final Prospectus	true